OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

April 15, 2014

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:    Oppenheimer SteelPath MLP Funds Trust (333-163614; 811-22363)
Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act), on behalf of Oppenheimer SteelPath MLP Funds Trust (the "Registrant"). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to Registrant’s prospectus on March 28, 2014 (SEC Accession No. 0000728889-14-000496).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Edward Gizzi

Vice President & Associate Counsel

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11h Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Sincerely,
/s/ Edward Gizzi
Edward Gizzi Vice President & Associate Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document